INCOME TAXES - Income tax provision (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Notes to Financial Statements
Current income tax expense (benefit)
Deferred income tax expense (benefit)
Net income tax expense (benefit) charged to operations